UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-95.7%
	Apparel-1.9%
450	V. F. Corp.	$32,828

	Banking-9.6%
700	Bank of America Corp.	37,499
1,800	KeyCorp	67,392
1,500	Washington Mutual, Inc.	65,205
		170,096

	Building/Construction-1.7%
1,100	Masco Corp.	30,162

	Chemicals-3.3%
800	Dow Chemical Co.	31,184
1,100	Lyondell Chemical Co.	27,907
		59,091

	Computer Hardware-3.7%
400	International Business Machines	32,776
1,400	Seagate Technology, Inc.	32,326
		65,102

	Consumer Products-5.7%
500	Kimberly-Clark Corp.	32,680
1,700	Mattel, Inc.	33,490
700	Stanley Works	34,895
		101,065

	Financial Services-10.1%
500	Freddie Mac	33,165
750	JPMorgan Chase & Co.	35,220
575	Morgan Stanley	41,923
1,850	Regions Financial Corp.	68,061
		178,369

	Food & Beverage-7.6%
700	Anheuser-Busch Companies, Inc.	33,257
700	Coca-Cola Co.	31,276
1,500	ConAgra Foods, Inc.	36,720
1,100	SUPERVALU, Inc.	32,615
		133,868

	Household Durables-1.9%
400	Whirlpool Corp.	33,644

	Insurance-6.1%
600	Allstate Corp.	37,638
600	Lincoln National Corp.	37,248
700	The St. Paul Travelers Companies, Inc.	32,823
		107,709

Shares			Value*
	COMMON STOCK (continued)
	Machinery-1.4%
300	Deere & Co.		$25,173

	Media-1.9%
1,200	CBS Corp., Class B		33,804

	Oil & Gas-12.8%
600	Anadarko Petroleum Corp.		26,298
550	Chevron Corp.		35,673
500	ConocoPhillips		29,765
900	Marathon Oil Corp.		69,210
700	Occidental Petroleum Corp.		33,677
300	PetroChina Company Ltd. ADR		32,295
			226,918

	Pharmaceuticals-8.7%
550	GlaxoSmithKline PLC ADR		29,276
1,200	Merck & Co., Inc.		50,280
2,600	Pfizer, Inc.		73,736
			153,292

	Printing-1.9%
1,000	R.R. Donnelley & Sons Co.		32,960

	Real Estate-1.9%
900	Duke Realty Corp., REIT		33,615

	Telecommunications-6.1%
1,169	AT&T, Inc.		38,063
950	Verizon Communications, Inc.		35,274
2,616	Windstream Corp.		34,505
			107,842

	Tobacco-3.3%
400	Altria Group, Inc.		30,620
450	Reynolds American, Inc.		27,887
			58,507

	Utilities-6.1%
750	DTE Energy Co.		31,132
800	KeySpan Corp.		32,912
100	Progress Energy, Inc.		4,538
800	Sempra Energy		40,200
			108,782

	Total Investments (cost-$1,374,501)	95.7%	1,692,827
	Other assets less liabilities	4.3	76,869
	Net Assets	100.0%	$1,769,696

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value *
	COMMON STOCK-74.5%
	Business Services-2.1%
3,400	CDW Corp.	$209,712
11,100	ChoicePoint, Inc. (a)	397,380
		607,092
	Computers-6.1%
13,600	Apple Computer, Inc. (a)	1,047,608
22,800	Dell, Inc. (a)	520,752
5,500	Hewlett-Packard Co.	201,795
		1,770,155
	Computer Services-1.8%
44,000	EMC Corp. (a)	527,120

	Building/Construction-3.5%
19,500	Centex Corp.	1,026,090

	Drugs & Medical Products-10.5%
13,500	Biogen Idec, Inc. (a)	603,180
3,400	Kos Pharmaceuticals, Inc. (a)	168,028
58,500	Pfizer, Inc.	1,659,060
7,300	Roche Holdings Ltd. ADR	632,545
		3,062,813
	Education-2.4%
14,100	Apollo Group, Inc. (a)	694,284

	Financial Services-7.1%
2,100	Citigroup, Inc.	104,307
41,000	Countrywide Financial Corp.	1,436,640
6,800	Merrill Lynch & Co., Inc.	531,896
		2,072,843

	Healthcare-6.2%
22,700	Aetna, Inc.	897,785
18,300	UnitedHealth Group, Inc.	900,360
		1,798,145
	Insurance-4.5%
11,400	Ambac Financial Group, Inc.	943,350
5,300	American International Group, Inc.	351,178
		1,294,528

	Leisure-5.5%
6,700	Carnival Corp.	315,101
32,900	Royal Caribbean Cruises Ltd.	1,276,849
		1,591,950

	Manufacturing-2.2%
9,100	Eaton Corp.	626,535

	Oil & Gas-5.4%
16,800	ConocoPhillips	1,000,104
6,700	GlobalSantafe Corp.	334,933
5,900	XTO Energy, Inc.	248,567
		1,583,604
	Restaurants-2.0%
11,100	YUM! Brands, Inc.	577,755

		Credit Rating
Shares		(Moody’s/S&P)	Value *
	COMMON STOCK (continued)
	Retail-4.4%
6,900	Family Dollar Stores, Inc.		$201,756
24,700	Federated Department Stores, Inc.		1,067,287
			1,269,043
	Semi-conductors-1.4%
44,029	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		422,678

	Telecommunications-9.4%
27,400	AT&T, Inc.		892,144
45,700	Motorola, Inc.		1,142,500
11,300	NII Holdings, Inc.		702,408
			2,737,052
	Total Common Stock (cost-$19,949,738)		21,661,687

Principal
Amount
(000)
	CORPORATE BONDS & NOTES-12.7%
	Aerospace/Defense-0.5%
$135	General Dynamics Corp., 4.50%, 8/15/10	A2/A	131,988

	Automotive-0.5%
140	DaimlerChrysler N.A. Holdings Corp., 4.75%, 1/15/08	Baa1/BBB	138,614

	Banking-2.0%
170	US Bancorp, 4.50%, 7/29/10	Aa2/AA-	166,541
160	Wachovia Corp., 4.375%, 6/1/10	Aa3/A+	156,198
270	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	265,498
			588,237
	Chemicals-0.5%
140	E. I. du Pont De Nemours, 4.125%, 4/30/10	A2/A	135,375

	Consumer Products-0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	159,639

	Financial Services-4.7%
	American Express Credit Corp.,
80	3.00%, 5/16/08	Aa3/A+	77,326
140	5.00%, 12/2/10	Aa3/A+	139,522
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	160,551
100	Boeing Capital Corp., 6.50%, 2/15/12	A2/A	106,039
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	55,360
50	Citigroup, Inc., 6.00%, 2/21/12	Aa1/AA-	51,910
130	Duke Capital LLC, 7.50%, 10/1/09	Baa2/BBB	138,288
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	99,096
55	6.00%, 6/15/12	Aaa/AAA	57,145
95	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	96,616
75	HSBC Finance Co., 7.00%, 5/15/12	Aa3/A-	81,091
170	Merrill Lynch & Co., 3.70%, 4/21/08	Aa3/A+	166,292
150	SLM Corp., 4.50%, 7/26/10, Ser A	A2/A	146,055
			1,375,291
	Food & Beverage-1.2%
180	General Mills, Inc., 6.00%, 2/15/12	Baa1/BBB+	185,359
180	Kellogg Co., 2.875%, 6/1/08	A3/BBB+	173,226
			358,585

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Insurance-0.6%
$170	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	$164,213

	Multi-Media-1.0%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	29,556
80	Time Warner, Inc., 7.25%, 9/1/08	Baa2/BBB+	82,616
170	Walt Disney Co., 5.70%, 7/15/11	A3/A-	173,183
			285,355
	Retail-0.6%
165	CVS Corp., 3.875%, 11/1/07	Baa2/BBB+	162,232

	Telecommunications-0.5%
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	107,263
50	7.375%, 9/1/12	A3/A	54,690
			161,953
	Waste Disposal-0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,598
	Total Corporate Bonds & Notes (cost-$3,689,394)		3,687,080

	U.S. TREASURY NOTES-0.3%
110	2.625%, 3/15/09 (cost-$109,475)		104,938

	U.S. GOVERNMENT AGENCY SECURITIES-0.1%
	Fannie Mae,
25	6.25%, 2/1/11 (cost-$25,127)	Aaa/AAA	26,139

	SHORT-TERM INVESTMENTS-11.3%
	CORPORATE NOTES-11.3%
	Aerospace/Defense-1.2%
170	Northrop Grumman Corp., 4.079%, 11/16/06	Baa2/BBB+	169,718
180	Raytheon Co., 6.75%, 8/15/07	Baa2/BBB	181,949
			351,667
	Banking-0.6%
175	KeyCorp, 2.75%, 2/27/07, Ser. G	A2/A-	172,829

	Business Services-0.6%
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	167,704

	Financial Services-3.4%
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A	153,156
110	Citigroup, Inc., 5.00%, 3/6/07	Aa1/AA-	109,822
200	Credit Suisse First Boston, Inc., 5.75%, 4/15/07	Aa3/AA-	200,331
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	180,233
160	John Deere Capital Corp., 3.875%, 3/7/07, Ser. D	A3/A-	158,961
190	JPMorgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	189,913
			992,416
	Food & Beverage-1.3%
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	199,857
180	Tyson Foods, Inc., 7.25%, 10/1/06	NR/NR	180,000
			379,857

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value *
	CORPORATE NOTES (continued)
	Metals & Mining-0.7%
$210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	$207,378

	Multi-Media-0.3%
80	Viacom, Inc., 5.625%, 5/1/07	Baa3/BBB	80,060

	Oil & Gas-1.7%
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	187,049
170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	170,090
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB-	120,362
			477,501
	Retail-0.5%
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	149,240

	Telecommunications-0.4%
120	AT&T Wireless Services, Inc., 7.50%, 5/1/07	Baa1/A	121,394

	Utilities-0.6%
180	Dominion Resources, Inc., 3.66%, 11/15/06, Ser. G	Baa2/BBB	179,616

	Total Short-Term Investments (cost-$3,309,186)		3,279,662

	Total Investments (cost-$27,082,920)	98.9%	28,759,506
	Other assets less liabilities	1.1	321,743
	Net Assets	100.0%	$29,081,249

(a)           Non-income producing.

ADR -  American Depositary Receipt

*         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-97.6%
	Automotive-2.0%
6,400	Harley-Davidson, Inc.	$401,600

	Banking-2.2%
8,400	Bank of America Corp.	449,988

	Building/Construction-3.0%
11,600	Centex Corp.	610,392

	Business Services-0.8%
4,400	ChoicePoint, Inc. (a)	157,520

	Consumer Products-1.0%
3,300	Colgate-Palmolive Co.	204,930

	Computers-8.1%
14,150	Apple Computer, Inc. (a)	1,089,975
15,400	Hewlett-Packard Co.	565,026
		1,655,001

	Diversified Manufacturing-3.7%
5,200	Parker Hannifin Corp.	404,196
12,900	Tyco International Ltd.	361,071
		765,267

	Drugs & Medical Products-11.4%
9,100	Abbott Laboratories	441,896
11,400	Biogen Idec, Inc. (a)	509,352
13,300	Pfizer, Inc.	377,188
6,600	Roche Holdings Ltd. ADR	571,890
8,600	Wyeth	437,224
		2,337,550

	Electronics-2.0%
12,200	Texas Instruments, Inc.	405,650

	Financial Services-12.2%
5,600	Capital One Financial Corp.	440,496
16,100	Countrywide Financial Corp.	564,144
11,600	JPMorgan Chase & Co.	544,736
4,200	Merrill Lynch & Co., Inc.	328,524
17,300	Wells Fargo & Co.	625,914
		2,503,814

	Healthcare & Hospitals-4.9%
16,400	Aetna, Inc.	648,620
4,500	WellPoint, Inc. (a)	346,725
		995,345

	Insurance-5.9%
4,500	Ambac Financial Group, Inc.	372,375
6,650	American International Group, Inc.	440,629
6,500	MBIA, Inc.	399,360
		1,212,364

	Metals & Mining-3.0%
10,100	Arch Coal, Inc.	291,991
6,600	Nucor Corp.	326,634
		618,625

Shares		Value*
	COMMON STOCK (continued)
	Networking-7.1%
33,000	Cisco Systems, Inc. (a)	$759,000
57,400	EMC Corp. (a)	687,652
		1,446,652

	Oil & Gas-8.3%
11,400	ConocoPhillips	678,642
11,900	Exxon Mobil Corp.	798,490
5,000	Weatherford International Ltd. (a)	208,600
		1,685,732

	Publishing/Newspaper-1.0%
5,900	Dow Jones & Co., Inc.	197,886

	Retail-8.7%
13,200	Best Buy Co., Inc.	706,992
24,800	Federated Department Stores, Inc.	1,071,608
		1,778,600

	Semi-conductors-3.0%
64,615	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	620,304

	Telecommunications-7.3%
11,100	AT&T, Inc.	361,416
7,900	Motorola, Inc.	197,500
7,400	NII Holdings, Inc. (a)	459,984
23,600	Nokia Corp. ADR	464,684
		1,483,584

	Transportation-2.0%
4,600	Union Pacific Corp.	404,800

	Total Common Stock (cost-$17,946,635)	19,935,604

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-1.0%
	U.S. Government Agency Discount Notes-1.0%
$203	Federal Home Loan Bank, 4.40%, 10/2/06 (cost-$202,950)		202,950

	Total Investments (cost-$18,149,585)	98.6%	20,138,554
	Other assets less liabilities	1.4	287,231
	Net Assets	100.0%	$20,425,785

(a)          Non-income producing.

ADR- American Depositary Receipt

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other porfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Global Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-99.0%
	AUSTRIA-1.4%
	Metals & Mining-1.4%
2,900	Boehler-Uddeholm AG	$163,321

	BELGIUM-2.1%
	Banking-2.1%
5,900	Fortis	239,355

	BERMUDA-0.8%
	Insurance-0.8%
900	Everest Reinsurance Group Ltd.	87,777

	BRAZIL-0.6%
	Oil & Gas-0.6%
900	Petroleo Brasileiro S.A. ADR	75,447

	CAYMAN ISLANDS-0.7%
	Oil & Gas-0.7%
1,600	GlobalSantaFe Corp.	79,984

	FRANCE-11.3%
	Aerospace-1.2%
2,400	Zodiac S.A.	142,354

	Banking-1.5%
1,660	BNP Paribas S.A.	178,477

	Building/Construction-2.1%
1,900	Lafarge S.A.	245,214

	Electronics-0.5%
2,250	Legrand S.A.	62,532

	Insurance-2.8%
5,300	AXA	195,392
1,400	CNP Assurances	135,727
		331,119

	Oil & Gas-1.5%
2,575	Total S.A.	168,975

	Retail-1.7%
1,300	PPR S.A.	192,719

	Total France	1,321,390

	GERMANY-5.3%
	Banking-1.1%
1,100	Deutsche Bank AG	132,351

	Electronics-1.1%
1,500	Siemens AG	130,579

	Retail-1.4%
3,400	Adidas AG	159,864

Shares		Value*
	Utilities-1.7%
2,125	RWE AG	$195,842

	Total Germany	618,636

	ITALY-2.6%
	Banking-2.6%
24,400	Banca Intesa SpA	160,506
17,000	UniCredito Italiano SpA	141,149
		301,655

	JAPAN-14.1%
	Automotive-1.2%
2,500	Toyota Motor Corp	136,186

	Banking-2.9%
4,900	Higo Bank Ltd.	34,332
12,800	Joyo Bank Ltd.	76,038
6	Mitsubishi UFJ Financial Group, Inc.	77,288
14,000	Shizuoka Bank Ltd.	152,477
		340,135

	Electronics-2.0%
1,900	Fanuc Ltd.	148,459
58	NTT DoCoMo, Inc.	89,449
		237,908

	Financial Services-2.2%
10,100	Nomura Holdings, Inc.	178,001
21	Osaka Securities Exchange Co., Ltd.	74,191
		252,192

	Insurance-1.0%
30,400	Fuji Fire & Marine Insurance Co.	122,160

	Leisure-1.3%
4,700	Sega Sammy Holdings, Inc.	151,495

	Machinery-1.0%
800	SMC Corp.	106,085

	Metals & Mining-0.7%
9,200	NSK Ltd.	77,798

	Oil & Gas-0.8%
11,000	Taiyo Nippon Sanso Corp.	93,432

	Retail-1.0%
3,400	Aeon Co., Ltd.	83,524
400	Yamada Denki Co., Ltd.	40,210
		123,734

	Total Japan	1,641,125

Shares		Value*
	LIBERIA-1.9%
	Leisure-1.9%
5,600	Royal Caribbean Cruises Ltd.	$217,336

	NEW ZEALAND-1.5%
	Building & Construction-1.5%
31,700	Fletcher Building Ltd.	177,616

	NORWAY-0.7%
	Oil & Gas-0.7%
1,400	Prosafe ASA	86,406

	PANAMA-0.5%
	Leisure-0.5%
1,300	Carnival Corp.	61,139

	SWEDEN-3.5%
	Banking-0.8%
3,300	Swedbank AB	98,261

	Manufacturing-2.7%
13,500	Sandvik AB	154,949
11,300	SKF AB	165,567
		320,516

	Total Sweden	418,777

	SWITZERLAND-4.7%
	Drugs & Medical Products-3.2%
2,300	Novartis AG	134,184
1,400	Roche Holding AG	241,864
		376,048

	Financial Services-1.5%
3,100	Credit Suisse Group	179,253

	Total Switzerland	555,301

	TAIWAN-1.1%
	Semi-conductors-1.1%
12,977	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,579

	UNITED KINGDOM-6.4%
	Gaming-1.0%
16,000	Ladbrokes PLC	116,465

	Retail-2.2%
5,100	Next PLC	180,900
10,700	Tesco PLC	72,069
		252,969
	Software-1.7%
41,100	Sage Group PLC	193,080

Shares		Value*
	Telecommunications-1.5%
35,700	BT Group PLC	$179,262

	Total United Kingdom	741,776

	UNITED STATES-39.8%
	Banking-0.9%
5,300	Popular, Inc.	103,032

	Building & Construction-1.8%
6,300	D.R. Horton, Inc.	150,885
1,200	Lennar Corp.	54,300
		205,185

	Commercial Services-0.8%
2,200	ChoicePoint, Inc. (a)	78,760

	Computers-2.4%
4,600	Dell, Inc. (a)	105,064
15,000	EMC Corp. (a)	179,700
		284,764

	Cosmetics-1.3%
2,500	Colgate-Palmolive Co.	155,250

	Distribution-0.9%
1,700	CDW Corp.	104,856

	Diversified Manufacturing-2.6%
2,350	Eaton Corp.	161,798
1,875	Parker Hannifin Corp.	145,744
		307,542

	Drugs & Medical Products-4.1%
500	KOS Pharmaceuticals, Inc. (a)	24,710
9,350	Pfizer, Inc.	265,166
3,600	Wyeth	183,024
		472,900

	Education-1.2%
2,950	Apollo Group, Inc. (a)	145,258

	Financial Services-6.5%
2,500	Citigroup, Inc.	124,175
6,600	Countrywide Financial Corp.	231,264
2,200	JPMorgan Chase & Co.	103,312
1,500	MBIA, Inc.	92,160
1,400	Merrill Lynch & Co., Inc.	109,508
700	Morgan Stanley	51,037
1,400	Wells Fargo & Co.	50,652
		762,108

	Food & Beverage-0.9%
2,400	Coca-Cola Co.	107,232

Shares		Value*
	Healthcare-3.1%
3,100	Aetna, Inc.	$122,605
4,900	UnitedHealth Group, Inc.	241,080
		363,685
	Insurance-1.3%
1,100	Ambac Financial Group, Inc.	91,025
700	Hartford Financial Services Group, Inc.	60,725
		151,750

	Oil & Gas-2.4%
1,125	Chevron Corp.	72,968
3,436	ConocoPhillips	204,545
		277,513

	Paper & Paper Products-0.3%
1,000	Temple-Inland, Inc.	40,100

	Printing/Publishing-0.4%
1,400	Dow Jones & Co., Inc.	46,956

	Retail-2.7%
4,100	Federated Department Stores, Inc.	177,161
2,000	TJX Companies, Inc.	56,060
2,300	Tiffany & Co.	76,360
		309,581

	Telecommunications-4.7%
7,750	AT&T, Inc.	252,340
9,000	Motorola, Inc.	225,000
5,800	Windstream Corp.	76,502
		553,842

	Transportation-0.6%
800	Union Pacific Corp.	70,400

	Utilities-0.9%
1,300	Dominion Resources, Inc.	99,437

	Total United States	4,640,151

	Total Common Stock (cost-$10,499,870)	11,551,771

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-1.3%
	U.S. Government Agency Discount Notes-1.3%
$150	Federal Home Loan Bank, 4.40%, 10/2/06 (cost-$149,963)		149,963

	Total Investments (b) (cost-$10,649,833)	100.3%	11,701,734
	Liabilities in excess of other assets	(0.3)	(32,329)
	Net Assets	100.0%	$11,669,405

(a)  Non-income producing.

(b)  Securities with an aggregate value of $6,834,332 representing 58.6% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

ADR - American Depositary Receipt

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other porfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research services to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of market and other economic data to assist in makiing fair value estimates. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Premier VIT

OpCap Managed Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-61.9%
	Automotive-1.1%
45,900	Harley-Davidson, Inc.	$2,880,225

	Banking-1.5%
70,100	Wachovia Corp.	3,911,580

	Building/Construction-2.9%
108,500	Centex Corp.	5,709,270
81,680	DR Horton, Inc.	1,956,236
		7,665,506

	Computers-6.0%
126,000	Apple Computer, Inc. (a)	9,705,780
162,500	Hewlett-Packard Co.	5,962,125
		15,667,905

	Diversified Manufacturing-2.6%
22,900	Parker Hannifin Corp.	1,780,017
177,100	Tyco International Ltd.	4,957,029
		6,737,046

	Drugs & Medical Products-5.3%
94,200	Biogen Idec, Inc. (a)	4,208,856
63,700	Roche Holdings Ltd. ADR	5,519,605
79,000	Wyeth	4,016,360
		13,744,821
	Financial Services-8.4%
34,500	Capital One Financial Corp.	2,713,770
127,600	Countrywide Financial Corp.	4,471,104
86,700	JPMorgan Chase & Co.	4,071,432
53,500	MBIA, Inc.	3,287,040
201,200	Wells Fargo & Co.	7,279,416
		21,822,762

	Healthcare & Hospitals-5.2%
211,000	Aetna, Inc.	8,345,050
107,200	UnitedHealth Group, Inc.	5,274,240
		13,619,290

	Metals & Mining-1.5%
138,000	Arch Coal, Inc.	3,989,580

Shares		Value*
	COMMON STOCK (continued)
	Networking-2.6%
291,800	Cisco Systems, Inc. (a)	$6,711,400

	Oil & Gas-4.7%
94,900	ConocoPhillips	5,649,397
97,200	Exxon Mobil Corp.	6,522,120
		12,171,517

	Retail-7.6%
96,800	Best Buy Co., Inc.	5,184,608
232,200	Federated Department Stores, Inc.	10,033,362
169,500	TJX Companies, Inc.	4,751,085
		19,969,055

	Semi-conductors-3.9%
671,862	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,449,875
114,700	Texas Instruments, Inc.	3,813,775
		10,263,650

	Software-1.5%
329,660	EMC Corp. (a)	3,949,327

	Telecommunications-5.1%
68,800	AT&T, Inc.	2,240,128
77,700	Motorola, Inc.	1,942,500
61,920	NII Holdings, Inc. (a)	3,848,947
240,800	Nokia Corp. ADR	4,741,352
40,943	Windstream Corp.	540,038
		13,312,965

	Transportation-2.0%
59,800	Union Pacific Corp.	5,262,400

	Total Common Stock (cost-$146,088,644)	161,679,029

	U.S. GOVERNMENT AGENCY SECURITIES-18.4%
	Fannie Mae,
$100	4.678%, 5/25/35	98,556
114	5.00%, 3/1/17	114,247
4,285	5.00%, 6/1/18	4,222,595
788	5.00%, 1/1/20	775,054
1,000	5.00%, 4/1/21	982,575
945	5.00%, 9/1/35	908,154
6,000	5.00%, 7/15/36	5,765,628
1,031	5.079%, 5/1/36	1,027,307
69	5.50%, 6/1/16	69,151
117	5.50%, 1/1/17	117,560
11	5.50%, 2/1/33	11,304
25	5.50%, 2/1/34	24,667
1,543	5.50%, 4/1/34	1,524,215
22	5.50%, 5/1/34	22,194
391	5.50%, 11/1/34	386,173
9,222	5.50%, 2/1/35	9,098,269
1,970	5.50%, 3/1/35	1,942,070
359	5.50%, 6/1/35	353,550
666	5.50%, 9/1/35	656,444
14,400	5.50%, 7/15/36	14,184,000
232	5.682%, 9/1/40	233,714
53	5.741%, 9/1/39	54,115
356	6.00%, 6/1/16	361,101
5	6.00%, 7/1/16	5,344
6	6.00%, 8/1/16	5,978
14	6.00%, 10/1/16	13,843
217	6.00%, 12/1/16	220,955
10	6.00%, 1/1/17	10,015
8	6.00%, 2/1/17	7,888
33	6.00%, 3/1/17	33,702
137	6.00%, 4/1/17	138,865
22	6.00%, 5/1/17	22,048
7	6.00%, 7/1/17	6,939
112	6.00%, 11/1/17	113,258
38	6.00%, 9/1/32	38,698
1,000	6.00%, 8/15/36	1,004,375
	Freddie Mac,
835	4.50%, 10/15/22	826,473
65	4.951%, 2/25/45	65,043
197	5.00%, 11/1/18	194,559
37	5.819%, 11/15/30	37,405
115	6.00%, 3/1/16	116,513
127	6.00%, 8/15/32	126,130
126	6.00%, 9/15/32	124,871
5	6.108%, 7/1/30	4,634
	Government National Mortgage Association,
685	4.375%, 5/20/30	692,638
126	4.50%, 7/20/30	126,735
281	4.75%, 2/20/32	280,125
87	5.125%, 10/20/29	87,786
31	5.878%, 9/20/30	30,950
15	6.00%, 11/20/28	15,115
5	6.00%, 11/20/31	4,633
642	6.00%, 6/20/34	648,810

	Total U.S. Government Agency Securities (cost-$48,376,977)	47,936,971

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	MORTGAGE-RELATED SECURITIES-5.3%
$245	Bank of America Funding Corp., 4.114%, 5/25/35, FRN	NR/AAA	$238,544
87	Countrywide Home Loans, 5.25%, 2/20/36	Aaa/AAA	87,404
	Prime Mortgage Trust, FRN,
26	5.73%, 2/25/19	NR/AAA	25,695
53	5.73%, 2/25/34	NR/AAA	53,158
	Small Business Administration Co. Pass-Thru Certificates,
3,187	4.524%, 2/10/13	NR/NR	3,085,740
1,721	4.625%, 2/1/25	NR/NR	1,658,851
1,587	4.684%, 9/10/14	NR/NR	1,546,569
1,472	4.87%, 12/1/24	NR/NR	1,441,407
3,327	4.90%, 1/1/23	NR/NR	3,281,183
1,565	4.95%, 3/1/25	NR/NR	1,546,227
936	5.11%, 4/1/25	NR/NR	928,565
24	7.449%, 8/1/10	NR/NR	25,270
	Total Mortgage-Related Securities (cost-$14,381,076)		13,918,613

	CORPORATE BONDS & NOTES-2.9%
	Airlines-0.8%
	United Air Lines, Inc. (a)(b)
1,861	8.03%, 7/1/11	NR/NR	1,907,330
398	11.56%, 5/27/24 (f)	NR/NR	71,581
			1,978,911

	Banking-1.0%
800	Bank of America Corp., 5.38%, 9/25/09, FRN	Aa2/AA-	799,774
¥200,000	Landwirtsch Rentenbank, 0.65%, 9/30/08	Aaa/AAA	1,697,458
$100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (e)	Baa1/BBB	97,764
			2,594,996

	Financial Services-0.8%
50	Ford Motor Credit Corp., 5.70%, 1/15/10, FRN,	B1/B	46,192
800	General Electric Capital Corp., 5.52%, 1/5/09, FRN	Aaa/AAA	800,371
1,000	HSBC Capital Funding Corp., 9.547%, 6/30/10, FRN (e)	A1/A	1,134,978
			1,981,541

	Oil & Gas-0.3%
200	El Paso Energy Group, 8.05%, 10/15/30	B2/B	208,000
100	Pemex Project Funding Trust, 5.75%, 12/15/15 (e)	Baa1/BBB	97,700
600	Sonat, Inc., 7.625%, 7/15/11	B2/B	615,000
			920,700

	Telecommunications-0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23	Ba2/BB	49,500

	Total Corporate Bonds & Notes (cost-$7,247,177)		7,525,648

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	MUNICIPAL BONDS & NOTES-0.8%
	California-0.6%
$1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	$1,530,863

	Texas-0.2%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC)	Aaa/AAA	415,609
	Total Municipal Bonds & Notes (cost-$1,832,941)		1,946,472

Shares
PREFERRED STOCK (d)(e)-0.3%
Banking-0.3%
68	DG Funding Trust, 7.748% (cost-$716,526)	713,150

	SOVEREIGN DEBT OBLIGATIONS-0.2%
$250	Federal Republic of Brazil, 7.875%, 3/7/15	Ba2/BB	274,000
¥36,000	Republic of Italy, 3.80%, 3/27/08	Aa2/AA-	320,293
	Total Sovereign Debt Obligations (cost-$584,492)		594,293

U.S. TREASURY BOND-0.2%
$615	2.00%, 1/15/26 (cost-$568,669)	589,881

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
	SHORT-TERM INVESTMENTS-15.5%
	Commercial Paper-2.8%
$2,400	CBA (Delaware) Finance, 5.25%, 10/23/06		$2,391,950
	First Boston Corp.,
2,800	5.00%, 10/2/06		2,800,000
400	5.05%, 10/2/06		400,000
1,700	UBS Finance Delaware LLC, 5.25%, 10/24/06		1,694,050
	Total Commercial Paper (cost-$7,286,000)		7,286,000

	Corporate Notes- 3.7%
	Automotive-0.3%
700	DaimlerChrysler Holdings Co., 5.74%, 11/17/06, FRN	Baa1/BBB	700,182

	Banking-0.4%
1,000	Wells Fargo & Co., 5.45%, 3/23/07, FRN	Aa1/AA	1,000,593

	Financial Services-2.5%
1,000	American Express Credit, 5.42%, 12/15/06, FRN	Aa3/A+	1,000,238
	American General Finance Corp., FRN,
1,000	5.565%, 11/15/06	A1/A+	1,000,265
100	5.58%, 4/5/07	A1/A+	100,069
1,000	Bear Stearns Co., Inc., 5.534%, 1/16/07, FRN	A1/A	1,000,607
1,000	Caterpillar Financial Services Corp., 5.284%, 2/26/07, FRN	A2/A	1,000,901
1,000	Citigroup Global Markets, Inc., 5.46%, 3/16/07, FRN	Aa1/AA-	1,000,608
	Ford Motor Credit Corp., FRN,
1,000	6.19%, 9/28/07	B1/B	990,854
500	6.34%, 3/21/07	B1/B	498,772
			6,592,314

	Special Purpose Entity-0.4%
1,000	Pricoa Global Funding, 5.450%, 11/24/06, FRN (e)	Aa3/AA-	1,000,102

	Telecommunications-0.1%
300	SBC Communications, 4.214%, 6/5/07 (e)	A2/NR	297,516

	Total Corporate Notes (cost-$9,581,209)		9,590,707

	Sovereign Bonds-4.4%
€1,000	Belgium Treasury Bills, zero coupon, 10/12/06	NR/NR	1,267,737
	Bundesrepublik Deutschland, zero coupon,
€3,320	10/18/06	NR/NR	4,206,529
€200	11/15/06	NR/NR	252,796
	Federal Republic of France, zero coupon,
€600	10/12/06	NR/NR	760,566
€2,770	11/23/06	NR/NR	3,498,419
€500	12/21/06	NR/NR	629,866
€720	Kingdom of the Netherlands, zero coupon, 10/31/06	NR/NR	911,255
	Total Sovereign Bonds (cost-$11,510,026)		11,527,168

	U.S. Government Agency Securities-4.0%
$2,100	Fannie Mae, 5.275%, 10/4/06		2,098,772
	Federal Home Loan Bank,
1,450	4.40%. 10/2/06		1,449,646
2,700	5.24%, 11/1/06		2,687,393
	Freddie Mac,
1,900	5.133%, 10/3/06		1,899,183
2,400	5.244%, 10/24/06		2,391,584
	Total U.S. Government Agency Securities (cost-$10,526,578)		10,526,578

	U.S. Treasury Bills (c)-0.2%
640	4.79%, 12/14/06 (cost-$633,593)		633,593

	Repurchase Agreement-0.4%
1,030	Agreement with State Street Bank & Trust, dated 9/29/06, 4.90%, due 10/2/06, proceeds $1,030,421; collateralized by $1,035,000, Fannie Mae, 5.75%, 2/15/08, valued at $1,051,816 including accrued interest (cost-$1,030,000)		1,030,000

	Total Short-Term Investments (cost-$40,567,406)		40,594,046

Contracts/
Notional Amount			Value*
	OPTIONS PURCHASED (a)-0.0%
	Call Options-0.0%
	Eurodollar 3 month LIBOR,
2,000,000	Strike rate 4.50%, expires 10/4/06		—
4,000,000	Strike rate 4.50%, expires 10/18/06		—
	Swap Option 3 month LIBOR,
200,000	Strike rate 5.08%, expires 6/15/07		$1,235
400,000	Strike rate 5.08%, expires 6/15/07		2,471
8,900,000	Strike rate 5.37%, expires 7/2/07		88,217
			91,923

	Put Options-0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
36	Strike price $91.00, expires 6/18/07		225
54	Strike price $91.25, expires 6/18/07		338
32	Strike price $91.25, expires 9/17/07		200
55	Strike price $91.25, expires 12/17/07		344
32	Strike price $91.75, expires 12/19/06		200
77	Strike price $92.00, expires 12/18/06		481
192	Strike price $92.00, expires 3/19/07		1,200
114	Strike price $92.25, expires 12/18/06		713
10	Strike price $92.25, expires 3/19/07		63
			3,764

	Total Options Purchased (cost-$70,614)		95,687

	Total Investments before options written (cost-$260,434,522)-105.5%		275,593,790

	OPTIONS WRITTEN (a)- (0.0)%
	Call Options-(0.0)%
	Eurodollar 3 month LIBOR,
1,000,000	Strike rate 4.54%, expires 10/4/06		—
2,000,000	Strike rate 4.56%, expires 10/18/06		—
	Swap Option 3 month LIBOR,
2,900,000	Strike rate 5.50%, expires 7/2/07		(85,130)
200,000	Strike rate 4.85%, expires 6/15/07		(3,782)
	U.S. Treasury Notes 10 yr. Futures,
25	Strike price $111, expires 11/21/06		(47,266)
			(136,178)

	Put Options-(0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
11	Strike price $95.00, expires 12/18/06		(9,212)
5	Strike price $95.25, expires 3/19/07		(5,656)
	U.S. Treasury Notes 10 yr. Futures,
11	Strike price $104, expires 11/21/06		(172)
12	Strike price $105, expires 11/21/06		(188)
			(15,228)

	Total Options Written (premiums received-$106,703)		(151,406)

	Total Investments net of options written (cost-$260,327,819)	105.5%	275,442,384
	Liabilities in excess of other assets	(5.5)	(14,350,684)
	Net Assets	100.0%	$261,091,700

(a)          Non-income producing.

(b)         Issuer in default.

(c)          All or partial amount segregated as collateral for futures contracts.

(d)         Illiquid security.

(e)          144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)            Fair-valued security.

Glossary:

£ -British Pounds

€ -Euros

¥- Japenese Yen

ADR - American Depositary Receipt.

AMBAC - insured by American Municipal Bond Assurance Corp

FRN - Floating Rate Note- The interest rate disclosed reflects the rate in effect on September 30, 2006.

NR- Not Rated

*                    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of a security, are fair-valued, in good faith, as determined pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded the in over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter counter market is the primary market or for listed securities in which there were no sales.  Prices obtained by an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options and futures are valued at settlement price determined by the relevant exchange.  Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity  was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Other Investments:

(a) Transactions in options written for the nine months ended September 30, 2006:

	Contracts/
	Notional
	Amount	Premiums

Options outstanding, December 31, 2005	6,000,236	$209,653

Options written	4,100,266	118,421

Options terminated in closing purchase transactions	(2,000,152)	(137,989)

Options expired	(2,000,286)	(83,382)

Options outstanding, September 30, 2006	6,100,064	$106,703

b) Forward foreign currency contracts outstanding at September 30, 2006:

	Notional			Unrealized
	Amount	U.S.$ Value on	U.S.$ Value	Appreciation
	(000)	Origination Date	September 30, 2006	(Depreciation)

Purchased:
Great Britain Pounds, settling 10/19/06	£175	$331,473	$327,610	$(3,863)

Sold:
Euros, settling 10/31/06	€8,379	10,669,182	10,649,665	19,517

Great Britain Pounds, settling 10/19/06	£175	331,716	327,839	3,877

				$19,531

(c) Interest rate swap agreements outstanding at September 30, 2006:

				Rate Type
	Notional			Payments	Payments	Unrealized
Swap	Amount		Termination	Made by	Received	Appreciation
Counterparty	(000)		Date	Portfolio	by Portfolio	(Depreciation)

Bank of America		$200	12/20/36	3 Month USD LIBOR	5.00%	$11,789

Barclay’s Bank	GBP	1,500	6/15/07	6 Month GBP LIBOR	5.00%	(17,414)

Barclay’s Bank		$1,700	12/20/08	3 Month USD LIBOR	5.00%	15,547

BNP Paribus	EUR	600	10/15/10	French Consumer
				Price Index
				(excluding tobacco)	2.09%	5,627

Goldman Sachs		$200	12/20/16	3 Month USD LIBOR	5.00%	6,144

Goldman Sachs		$100	12/20/36	3 Month USD LIBOR	5.00%	2,787

Lehman Brothers		$1,600	12/20/11	3 Month USD LIBOR	5.00%	27,278

Lehman Brothers	GBP	800	9/20/09	6 Month GBP LIBOR	4.50%	(15,785)

Lehman Brothers		$500	12/15/35	3 Month USD LIBOR	5.00%	972

Merrill Lynch	GBP	200	12/15/35	4.00%	6 Month GBP LIBOR	105

Morgan Stanley		$1,300	12/20/16	3 Month USD LIBOR	5.00%	62,091

Morgan Stanley	EUR	500	6/18/34	6 Month EUR LIBOR	6.00%	26,469

						$125,610

(d) Credit default swap contracts outstanding at September 30, 2006:

	Notional
Swap	Amount		Fixed
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received (Paid)	Appreciation
Issuer	(000)	Date	by Portfolio	(Depreciation)
Barclay’s Bank
Pemex	$1,000	7/20/11	0.83%	$4,311
Goldman Sachs
Dow Jones CDX	500	12/20/10	(0.85)%	(2,858)
GMAC	500	12/20/06	5.40%	5,834
J.P. Morgan
Ford Motor Credit	100	3/20/07	2.00%	483
Morgan Stanley
Republic of Turkey	300	9/20/10	(2.25)%	(5,769)
Russian Federation	100	6/20/07	0.46%	129
Wachovia Securities
Dow Jones CDX	200	12/20/10	(0.85)%	(1,977)
				$153

(e) Futures contracts outstanding at September 30, 2006:

	Notional		Unrealized
	Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)
Long: Eurodollar Futures December 2006	$62,250	12/18/06	$(208,838)

Eurodollar Futures March 2007	25,000	3/19/07	(86,850)

Eurodollar Futures June 2007	37,500	6/18/07	(38,400)

Eurodollar Futures September 2007	34,750	9/17/07	1,525

Eurodollar Futures December 2007	23,500	12/17/07	67,050

Eurodollar Futures March 2008	10,250	3/17/08	41,075

Eurodollar Futures June 2008	500	6/16/08	1,925

Federal Republic of Germany 5 Year Bond December 2006	500	12/7/06	1,142

Financial Futures British Pound - 90 day, June 2007	5	6/30/07	281

Financial Futures British Pound - 90 day, September 2007	8	9/30/07	1,240

Financial Futures British Pound - 90 day, December 2007	9	12/31/07	2,199

Financial Futures British Pound - 90 day, March 2008	1	3/31/08	374

Financial Futures British Pound - 90 day, June 2008	1	6/30/08	328

Financial Futures British Pound - 90 day, September 2008	1	9/30/08	281

U.S. Treasury 5 Year Notes	500	12/31/06	3,281

Short: LIBOR Futures December 2006	(500)	12/20/06	(4,913)

U.S. Treasury 10 Year Notes	(300)	12/19/06	(1,898)
			$(220,198)

GBP -  Great Britain Pounds

LIBOR - London Interbank Offered Rate

USD - U.S. Dollar

Premier VIT

OpCap Mid Cap Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value*
	COMMON STOCK-93.2%
	Advertising-4.6%
21,200	Lamar Advertising Co. (a)	$1,132,292
19,950	WPP Group PLC ADR (a)	1,231,514
		2,363,806
	Aerospace/Defense-3.7%
31,794	DRS Technologies, Inc.	1,388,444
11,707	Goodrich Corp.	474,368
		1,862,812
	Airlines-1.8%
15,250	Continental Airlines, Inc. (a)	431,728
32,193	Republic Airways Holdings, Inc. (a)	499,635
		931,363

	Banking-6.2%
7,800	M&T Bank Corp.	935,688
21,600	Prosperity Bancshares, Inc.	735,264
14,681	Signature Bank (a)	454,083
13,300	Zions Bancorp.	1,061,473
		3,186,508

	Building-1.0%
21,907	D.R. Horton, Inc.	524,673

	Business Services-4.8%
24,994	ChoicePoint, Inc. (a)	894,785
13,100	Dun & Bradstreet Corp. (a)	982,369
19,900	MoneyGram International, Inc.	578,294
		2,455,448

	Commercial Services-4.4%
16,778	CDW Corp.	1,034,867
27,359	Weight Watchers International, Inc.	1,213,098
		2,247,965

	Computer Services-1.3%
19,412	ManTech International Corp. (a)	640,790

	Drugs & Medical Products-3.8%
8,650	Barr Pharmaceuticals, Inc. (a)	449,281
14,463	Invitrogen Corp. (a)	917,099
13,590	Omnicare, Inc.	585,593
		1,951,973

	Electronics-8.0%
21,600	Amphenol Corp.	1,337,688
38,800	Gentex Corp.	551,348
34,050	Jabil Circuit, Inc.	972,808
15,537	L-3 Communications Holdings, Inc.	1,217,013
		4,078,857

	Energy-1.4%
26,650	Canadian Oil Sands Trust, UNIT	715,185

	Financial Services-3.5%
15,382	CIT Group, Inc.	748,027
17,000	MGIC Investment Corp.	1,019,490
		1,767,517

Shares		Value*
	COMMON STOCK (continued)
	Healthcare & Hospitals-1.5%
12,950	DaVita, Inc. (a)	$749,416

	Insurance-9.9%
7,594	Ambac Financial Group, Inc.	628,403
22,828	Conseco, Inc. (a)	479,160
27,361	Platinum Underwriters Holdings Ltd.	843,540
19,568	Reinsurance Group of America, Inc.	1,016,166
19,045	RenaissanceRe Holdings, Ltd.	1,058,902
22,851	StanCorp Financial Group, Inc.	1,019,840
		5,046,011

	Internet Software & Services-1.5%
76,450	Digitas, Inc. (a)	735,449

	Machinery/Engineering-5.6%
22,450	AMETEK, Inc.	977,697
12,700	Gardner Denver, Inc. (a)	420,116
8,300	National-Oilwell Varco, Inc. (a)	485,965
27,743	Zebra Technologies Corp. (a)	991,535
		2,875,313
	Manufacturing-2.5%
15,566	Actuant Corp.	779,857
36,363	Goodman Global, Inc. (a)	485,446
		1,265,303

	Measuring Instruments-3.0%
19,427	Tektronix, Inc.	562,023
24,300	Thermo Electron Corp. (a)	955,719
		1,517,742

	Metals & Mining-1.1%
6,600	IPSCO, Inc.	572,022

	Oil & Gas-4.6%
10,500	FMC Technologies, Inc. (a)	563,850
13,806	Nabors Industries Ltd. (a)	410,729
27,100	Range Resources Corp.	684,004
26,076	Vectren Corp.	700,141
		2,358,724

Shares		Value*
	COMMON STOCK (continued)
	Retail-5.7%
16,606	Aeropostale, Inc. (a)	$485,393
33,050	Claire's Stores, Inc.	963,738
18,750	K-Swiss, Inc.	563,625
36,169	Ross Stores, Inc.	919,054
		2,931,810
	Semi-conductors-3.0%
22,297	KLA-Tencor Corp. .	991,548
67,441	Mattson Technology, Inc. (a)	559,760
		1,551,308
	Telecommunications-1.8%
14,532	NII Holdings, Inc. (a)	903,309

	Transportation-4.6%
12,400	Canadian National Railway Co.	520,056
65,741	UTI Worldwide, Inc.	1,838,776
		2,358,832
	Trucks & Trailers-1.1%
11,150	Oshkosh Truck Corp.	562,740

	Utilities-2.8%
27,056	DPL, Inc.	733,759
17,600	SCANA Corp.	708,752
		1,442,511

	Total Common Stock (cost-$47,786,060)	47,597,387

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-7.0%
	U.S. Government Agency Discount Notes-7.0%
$3,594	Federal Home Loan Bank, 4.40%, 10/2/06 (cost-$3,594,121)		3,594,121

	Total Investments (cost-$51,380,181)	100.2%	51,191,508
	Liabilities in excess of other assets	(0.2)	(85,957)
	Net Assets	100.0%	$51,105,551

(a) Non-income producing.

ADR - American Depositary Receipt

UNIT -  More than one class of securities traded together.

*         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT

OpCap Renaissance Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value *
	COMMON STOCK - 94.7%
	Advertising - 2.1%
12,400	Lamar Advertising Co. (a)	$662,284

	Aerospace/Defense - 1.6%
11,700	DRS Technologies, Inc.	510,939

	Banking - 7.6%
3,100	M&T Bank Corp.	371,876
6,764	Popular, Inc.	131,492
8,140	Wachovia Corp.	454,212
14,000	Wells Fargo & Co.	506,520
11,700	Zions Bancorp.	933,777
		2,397,877
	Building & Construction - 0.7%
8,900	D.R. Horton, Inc.	213,155

	Commercial Services - 0.9%
7,500	ChoicePoint, Inc. (a)	268,500

	Computer Services - 1.4%
8,150	CACI International, Inc. (a)	448,332

	Computers - 0.6%
4,500	Dell, Inc. (a)	102,780
2,500	Hewlett-Packard Co.	91,725
		194,505
	Containers & Packing - 0.7%
19,100	Smurfit-Stone Container Corp. (a)	213,920

	Diversified Manufacturing - 0.7%
2,800	Parker Hannifin Corp.	217,644

	Drugs & Medical Products - 4.1%
4,000	Beckman Coulter, Inc.	230,240
25,800	Input/Output, Inc. (a)	256,194
1,000	Kos Pharmaceuticals, Inc. (a)	49,420
19,000	Pfizer, Inc.	538,840
3,000	WellPoint, Inc. (a)	231,150
		1,305,844
	Electronics - 5.5%
5,100	AMETEK, Inc.	222,105
4,900	Amphenol Corp.	303,457
41,000	Gentex Corp.	582,610
21,500	Jabil Circuit, Inc.	614,255
		1,722,427
	Financial Services - 11.5%
8,200	Citigroup, Inc.	407,294
26,000	Countrywide Financial Corp.	911,040
11,200	JPMorgan Chase & Co.	525,952
7,500	MBIA, Inc.	460,800
7,000	MGIC Investment Corp.	419,790
15,000	StanCorp Financial Group, Inc.	669,450
12,200	TD Ameritrade Holding Corp. (a)	229,970
		3,624,296
	Food & Beverage - 0.8%
8,500	Burger King Holdings, Inc. (a)	135,660
4,880	Cheesecake Factory, Inc. (a)	132,687
		268,347

Shares		Value *
	COMMON STOCK (continued)
	Health & Hospitals - 0.7%
3,400	Laboratory Corp. of America Holdings (a)	$222,938

	Healthcare - 2.2%
11,200	Aetna, Inc.	442,960
4,900	UnitedHealth Group, Inc.	241,080
		684,040
	Insurance - 7.4%
5,100	Ambac Financial Group, Inc.	422,025
26,300	Conseco, Inc. (a)	552,037
4,300	PartnerRe Ltd.	290,551
12,540	Platinum Underwriters Holdings Ltd.	386,608
13,000	Reinsurance Group of America, Inc.	675,090
		2,326,311

	Internet Services - 0.8%
25,900	Digitas, Inc. (a)	249,158

	Leisure - 3.0%
24,000	Royal Caribbean Cruises Ltd.	931,440

	Machinery - 3.0%
4,500	Joy Global, Inc.	169,245
21,600	Zebra Technologies Corp. (a)	771,984
		941,229
	Manufacturing - 1.2%
5,900	Invitrogen Corp. (a)	374,119

	Measuring Instruments - 2.7%
8,000	Tektronix, Inc.	231,440
15,800	Thermo Electron Corp. (a)	621,414
		852,854

	Oil & Gas - 4.4%
3,600	ConocoPhillips	214,308
11,100	National-Oilwell Varco, Inc. (a)	649,905
8,900	Range Resources Corp.	224,636
7,100	XTO Energy, Inc.	299,123
		1,387,972

	Publishing - 0.3%
2,500	Dow Jones & Company, Inc.	83,850

	Real Estate - 2.5%
6,900	Centex Corp.	363,078
9,700	Lennar Corp.	438,925
		802,003

	Retail - 6.1%
12,700	Claire’s Stores, Inc.	370,332
10,500	Family Dollar Stores, Inc.	307,020
12,000	K-Swiss, Inc.	360,720
12,000	Ross Stores, Inc.	304,920
20,400	TJX Co., Inc.	571,812
		1,914,804
	Semi-conductors - 3.0%
12,000	Fairchild Semiconductor International, Inc. (a)	224,400
13,400	KLA-Tencor Corp.	595,898
12,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	115,200
		935,498
	Software - 0.4%
4,000	ManTech International Corp. (a)	132,040

Shares		Value *
	COMMON STOCK (continued)
	Technology - 1.4%
7,200	CDW Corp.	$444,096

	Telecommunications - 6.8%
22,500	AT&T, Inc.	732,600
11,000	L-3 Communications Holdings, Inc.	861,630
8,000	Motorola, Inc.	200,000
27,800	Windstream Corp.	366,682
		2,160,912
	Transportation - 2.9%
5,200	Union Pacific Corp.	457,600
16,800	UTI Worldwide, Inc.	469,896
		927,496
	Trucking - 2.1%
13,400	Oshkosh Truck Corp.	676,298

	Utilities - 5.7%
7,500	Dominion Resources, Inc.	573,675
9,500	DPL, Inc.	257,640
24,000	Duke Energy Corp.	724,800
6,000	SCANA Corp.	241,620
		1,797,735
	Total Common Stock (cost-$28,687,408)	29,892,863

	FOREIGN COMMON STOCK - 3.0%
	United Kingdom - 3.0%
	Advertising - 3.0%
77,800	WPP Group PLC ADR (cost-$888,463)	963,300

Principal
Amount
(000)
	SHORT-TERM INVESTMENT - 2.4%
	Repurchase Agreement - 2.4%
$765	State Street Bank & Trust Co, dated 9/30/06, 4.90%, due 10/2/06, proceeds: $765,208; collateralized by Fannie Mae, 5.75%, 2/15/08, valued at $782,510 (cost-$765,000)		765,000

	Total Investments (b) (cost-$30,340,871)	100.2%	31,621,163
	Liabilities in excess of other assets	(0.2)	(72,802)
	Net Assets	100.0%	$31,548,361

(a)   Non-income producing.

(b)   Securities with an aggregate value of $963,300 representing 3.0% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

ADR - American Depositary Receipt

*         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist by making fair value estimates. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are listed by others, for the same investments.  The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities.

Premier VIT

OpCap Small Cap Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

Shares		Value *
	COMMON STOCK-97.5%
	Aerospace/Defense-1.3%
85,000	AAR Corp. (a)	$2,026,400
3,200	Loral Space & Communications, Inc. (a)	84,224
		2,110,624
	Airline-1.8%
185,600	Republic Airways Holdings, Inc. (a)	2,880,512

	Automotive-1.8%
79,200	Keystone Automotive Industries, Inc. (a)	3,011,184

	Banking-5.5%
55,464	First State Bancorp.	1,440,400
147,400	Global Cash Access Holdings, Inc. (a)	2,224,266
66,000	Pacific Capital Bancorp.	1,780,020
51,300	Prosperity Bancshares, Inc.	1,746,252
61,800	Signature Bank (a)	1,911,474
		9,102,412
	Building/Construction-5.1%
70,200	Astec Industries, Inc. (a)	1,772,550
51,900	Foster Wheeler Ltd. (a)	2,002,821
81,600	Goodman Global, Inc. (a)	1,089,360
61,700	NCI Building Systems, Inc. (a)	3,589,089
		8,453,820
	Business Services-3.7%
234,600	Digitas, Inc. (a)	2,256,852
73,400	Macquarie Infrastructure Co. Trust	2,288,612
70,600	Rollins, Inc.	1,490,366
		6,035,830
	Chemicals-1.5%
56,000	OM Group, Inc. (a)	2,460,640

	Computer Services-1.8%
347,000	Jupitermedia Corp. (a)	3,005,020

	Computer Software-5.0%
97,000	Blackbaud, Inc.	2,133,030
180,000	Informatica Corp. (a)	2,446,200
62,800	Open Solutions, Inc. (a)	1,809,268
62,700	THQ, Inc. (a)	1,828,959
		8,217,457
	Consumer Products-4.8%
53,600	Central Garden & Pet Co. (a)	2,586,736
92,150	Jarden Corp. (a)	3,038,186
51,900	Oxford Industries, Inc.	2,227,029
		7,851,951
	Drugs & Medical Products-9.0%
97,000	Abaxis, Inc. (a)	2,268,830
127,200	Cepheid, Inc. (a)	918,384
37,500	ICU Medical, Inc. (a)	1,705,500
154,500	Immucor, Inc. (a)	3,462,345
95,000	Nastech Pharmaceutical Co., Inc. (a)	1,449,700
217,300	Perrigo Co.	3,687,581
255,900	Sirna Therapeutics, Inc. (a)	1,425,363
		14,917,703
	Education-1.4%
54,600	Bright Horizons Family Solutions, Inc. (a)	2,278,458

Shares		Value *
	COMMON STOCK (continued)
	Electronics-2.5%
31,700	Anixter International, Inc. (a)	$1,790,099
35,900	Daktronics, Inc.	742,771
121,300	Photon Dynamics, Inc. (a)	1,609,651
		4,142,521

	Financial Services-3.2%
40,443	Affiliated Managers Group, Inc. (a)	4,048,749
28,600	Investment Technology Group, Inc. (a)	1,279,850
		5,328,599
	Food Services-1.3%
79,021	Performance Food Group Co. (a)	2,219,700

	Health & Hospitals-2.5%
113,000	Emergency Medical Services L.P. (a)	1,847,550
83,800	Matria Healthcare, Inc. (a)	2,328,802
		4,176,352
	Insurance-8.5%
45,900	Delphi Financial Group, Inc.	1,830,492
66,600	Hub International Ltd.	1,926,072
89,848	James River Group, Inc. (a)	2,637,039
136,300	RAM Holdings Ltd. (a)	1,771,900
47,200	RLI Corp.	2,397,288
24,179	Triad Guaranty, Inc. (a)	1,748,939
57,275	United Fire & Casualty Co.	1,792,707
		14,104,437
	Leasing-1.0%
57,700	Mobile Mini, Inc. (a)	1,639,257

	Manufacturing-2.7%
138,900	Hexcel Corp. (a)	1,965,435
105,200	Reddy Ice Holdings, Inc.	2,545,840
		4,511,275
	Metals & Mining-1.5%
49,200	Oregon Steel Mills, Inc. (a)	2,404,404

	Oil & Gas-5.9%
70,600	Atmos Energy Corp.	2,015,630
50,300	Encore Acquisition Co. (a)	1,224,302
37,476	FMC Technologies, Inc. (a)	2,012,461
38,800	Universal Compression Holdings, Inc. (a)	2,073,860
89,000	Vectren Corp.	2,389,650
		9,715,903
	Real Estate (REIT)-6.4%
52,800	Cousins Properties, Inc.	1,806,288
95,600	Crystal River Capital, Inc.	2,187,328
143,500	DiamondRock Hospitality Co.	2,383,535
154,342	Medical Properties Trust, Inc.	2,066,639
184,913	Spirit Finance Corp.	2,146,840
		10,590,630
	Retail-7.7%
146,300	A.C. Moore Arts & Crafts, Inc. (a)	2,784,089
150,300	Aeropostale, Inc. (a)	4,393,269
22,305	Bare Escentuals, Inc. (a)	605,581
31,800	Children’s Place Retail Stores, Inc. (a)	2,036,154
96,000	Christopher & Banks Corp.	2,830,080
		12,649,173

Shares		Value *
	COMMON STOCK (continued)
	Semi-conductors-3.1%
152,000	Fairchild Semi-conductor International, Inc. (a)	$2,842,400
263,900	Mattson Technology, Inc. (a)	2,190,370
		5,032,770

	Telecommunications-3.3%
67,200	Comtech Telecommunications Corp. (a)	2,249,856
217,300	Syniverse Holdings, Inc. (a)	3,259,500
		5,509,356

	Trucking/Shipping-5.2%
54,000	American Commercial Lines, Inc. (a)	3,210,300
113,400	H&E Equipment Services, Inc. (a)	2,765,826
157,900	Horizon Lines, Inc.	2,636,930
		8,613,056
	Total Common Stock (cost-$138,967,033)	160,963,044

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-2.9%
	U.S. Government Agency Discount Notes-2.9%
$4,750	Federal Home Loan Bank, 4.40%, 10/2/06 (cost-$4,748,839)		4,748,839

	Total Investments (cost-$143,715,872)	100.4%	165,711,883
	Liabilities in excess of other assets	(0.4)	(643,769)
	Net Assets	100.0%	$165,068,114

(a) Non-income producing.

REIT - Real Estate Investment Trust

*         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Item 2. Controls and Procedures

a)              The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 27, 2006